General and Administrative (Details) - Schedule of general and administrative - General and Administrative [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General and Administrative (Details) - Schedule of general and administrative [Line Items]
Payroll and related expenses	[1]	$ 1,342	$ 1,534	$ 1,776
Share-based payments to service providers		128	75	179
Professional services		926	1,151	1,071
Directors fees and insurance	[2]	348	404	361
Travel expenses		14	41	54
Rent and office maintenance		146	195	131
Other		101	69	124
Total general and administrative		$ 3,005	$ 3,469	$ 3,696

[1]	Includes share-based payment of $389, $625, and $893 in 2020, 2019 and 2018, respectively.
[2]	Includes share-based payment of $113 $156 and $151 in 2020, 2019 and 2018, respectively.